Construction Backlog (Details) - Schedule of Backlog of Signed Construction and Engineering Contract - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Backlog of Signed Construction and Engineering Contract [Abstract]
Balance - beginning of period	$ 6,810,762	$ 3,217,909	$ 3,217,909	$ 25,117,461
New contracts and change orders during the period	11,756,360	13,803,733	13,803,733	3,191,335
Adjustments and cancellations, net		1,086,301	1,086,301	(18,297,197)
Subtotal	18,567,122	18,107,943	18,107,943	10,011,599
Less: contract revenue earned during the period	(14,566,351)	(11,297,181)	(11,297,181)	(6,793,690)
Balance - end of period	$ 4,000,771	$ 6,810,762	$ 6,810,762	$ 3,217,909